                           SCHEDULE 14C INFORMATION
            INFORMATION STATEMENT PURSUANT TO SECTION 14(C) OF THE
                       SECURITIES EXCHANGE ACT OF 1934

     Check the appropriate box:
     /X/ Preliminary information statement
     / / Definitive information statement

                             AMERICAN RICE, INC.
- - - - --------------------------------------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

                             AMERICAN RICE, INC.
- - - - --------------------------------------------------------------------------------
              (Name of Person(s) Filing the Information Statement)

Payment of filing fee (check the appropriate box):
     /X/ $125 per Exchange Act Rule 0-11(c)(1)(ii), or 14c-5(g).
     / / Fee computed on table below per Exchange Act Rules 14c-5(g) and 0-11.

     (1) Title of each class of securities to which transaction applies:

              Common Stock; Preferred Stock, Series A; Preferred
                  Stock, Series B; Preferred Stock, Series C
- - - - --------------------------------------------------------------------------------
     (2) Aggregate number of securities to which transactions applies:

                              31,608,350 Shares
- - - - --------------------------------------------------------------------------------
     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:(1)

                               Not Applicable.
- - - - --------------------------------------------------------------------------------
     (4) Proposed maximum aggregate value of transaction:

                               Not Applicable.
- - - - --------------------------------------------------------------------------------
     / / Check box if any part of the fee is offset as provided by Exchange Act
Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:

- - - - --------------------------------------------------------------------------------
     (2) Form, schedule or registration statement no.:

- - - - --------------------------------------------------------------------------------
     (3) Filing party:

- - - - --------------------------------------------------------------------------------
     (4) Date filed:

- - - - --------------------------------------------------------------------------------

- - - - ---------------
    (1) Set forth the amount on which the filing fee is calculated and state how it was determined.

                              AMERICAN RICE, INC.
                              A TEXAS CORPORATION
                       16825 NORTHCHASE DRIVE, SUITE 1500
                             HOUSTON, TEXAS  77060

                   NOTICE OF SPECIAL MEETING OF STOCKHOLDERS

                          TO BE HELD SEPTEMBER 1, 1994


DEAR STOCKHOLDER:

A Special Meeting of Stockholders of American Rice, Inc. (the "Company") will be held at 16825 Northchase Drive, Suite 1500, Houston, Texas 77060 on September 1, 1994, commencing at ten o'clock a.m. local time for the following purposes:

(1) To amend the Company's Articles of Incorporation to effect a one-for-five reverse stock split of the Company's Capital Stock and to thereby reduce the stated capital of the Company; and

(2) To transact such other business as may properly come before the meeting.

The Board of Directors has fixed the close of business on August 19, 1994, as the record date (the "Record Date") for the determination of shareholders entitled to notice of and to vote at the Special Meeting. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting. The stock transfer books will not be closed. A list of shareholders entitled to vote at the Special Meeting will be available for examination at the offices of the Company for ten days prior to the Special Meeting.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

                                     By Order of the Board of Directors



                                     Douglas Murphy, President


Houston, Texas
August 21, 1994

                              AMERICAN RICE, INC.
                       16825 NORTHCHASE DRIVE, SUITE 1500
                             HOUSTON, TEXAS  77060

                           INFORMATION STATEMENT FOR
                        SPECIAL MEETING OF STOCKHOLDERS
                          TO BE HELD SEPTEMBER 1, 1994

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The following information is being provided by the Board of Directors of American Rice, Inc. (the "Company") in connection with a Special Meeting of Stockholders to be held September 1, 1994, at 10:00 a.m., for the purposes set forth in the accompanying Notice of Special Meeting of Stockholders and at any adjournment thereof. This information statement is first being sent to stockholders of the Company on or about August 22, 1994 .


VOTING SECURITIES AND PRINCIPAL STOCKHOLDERS

General

The Board of Directors has fixed the close of business on August 19, 1994, as the record date (the "Record Date") for the determination of shareholders entitled to notice of and to vote at the Special Meeting. Only shareholders of record at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting. At the close of business on the Record Date, the following securities of the Company were issued and outstanding (herein called the "Capital Stock"):

         1. 12,219,461 shares of Common Stock, $1.00 par value, each of which is entitled to one (1) vote on each matter presented to the shareholders ("ARI Common Stock");

         2. 3,888,889 shares of Preferred Stock, Series A, $1.00 par value, each of which is entitled to one (1) vote on each matter presented to the shareholders ("Series A Preferred Stock");

         3. 14,000,000 shares of Preferred Stock, Series B, $1.00 par value, each of which is entitled to two (2) votes on each matter presented to the shareholders ("Series B Preferred Stock"); and

         4. 1,500,000 shares of Preferred Stock, Series C, $1.00 par value, none of which is entitled to vote on matters presented to the shareholders of the Company except where class voting is mandated by applicable law ("Series C Preferred Stock"); therefore, the Series C

Preferred Stock will be entitled to vote on Item (1) listed in the accompanying Notice of Special Meeting of Stockholders.


Required Vote

The affirmative vote of the holders of two-thirds (2/3) of the outstanding shares of the ARI Common Stock, the Series A Preferred Stock, and the Series B Preferred Stock (herein sometimes collectively referred to as the "Voting Stock"), and the affirmative vote of the holders of two-thirds (2/3) of all series of the outstanding Preferred Stock, voting as a class, is necessary for approval of the proposed amendment to the Company's Articles of Incorporation to effect the one-for-five reverse stock split of the Company's Capital Stock and to thereby reduce the Company's stated capital. ERLY Industries Inc. has indicated it will vote all of its shares of the Company's Capital Stock "FOR" the proposed amendment described below, and, because ERLY Industries Inc. owns sufficient Capital Stock to control the vote, the proposal is expected to pass.

Security Ownership of Certain Beneficial Owners and Management

The following table sets forth the share ownership at July 1, 1994 of (i) ERLY Industries Inc. ("ERLY"), the only person or entity known by the Company to own more than five percent (5%) of the outstanding voting shares of any of the ARI Common Stock, the Series A Preferred Stock and Series B Preferred Stock and
(ii) the share ownership of each person or entity known by the Company to own more than five percent (5%) of the outstanding shares of the Series C Preferred
Stock:

NAME AND ADDRESS                                            AMOUNT AND NATURE OF              PERCENT OF
OF BENEFICIAL OWNER               TITLE OF CLASS            BENEFICIAL OWNERSHIP              CLASS
- - - - -------------------               --------------            --------------------              -----
ERLY Industries Inc. (1)(3)       ARI Common Stock            35,777,778 (4)                   81%
10990 Wilshire Blvd.              Series A Preferred           3,888,889 (4)                  100%
Suite 1800                          Stock (2)
Los Angeles, CA 90024             Series B Preferred          14,000,000 (4)(7)               100%
                                    Stock (2)

Gerald D. Murphy (1)(3)           ARI Common Stock            35,777,778 (4)                   81%
10990 Wilshire Blvd.              Series A Preferred           3,888,889 (4)                  100%
Suite 1800                          Stock (2)
Los Angeles, CA 90024             Series B Preferred          14,000,000 (4)(7)               100%
                                    Stock (2)

Douglas A. Murphy (1)(3)          ARI Common Stock            35,777,778 (4)                   81%
10990 Wilshire Blvd.              Series A Preferred           3,888,889 (4)                  100%
Suite 1800                          Stock (2)
Los Angeles, CA 90024             Series B Preferred          14,000,000 (4)(7)               100%
                                    Stock (2)

William H. Burgess (1)(3)         ARI Common Stock            35,777,778 (4)                   81%
550 Palisades                     Series A Preferred           3,888,889 (4)                  100%
Palm Springs, CA 99262              Stock (2)
                                  Series B Preferred          14,000,000 (4)(7)               100%
                                    Stock (2)

Aetna Life
Insurance Company
City Place                        Series C Preferred             399,960 (6)                   27%
Hartford, CT 06156                  Stock (5)

Nationwide Life
Insurance Co.
One Nationwide Plaza              Series C Preferred             459,360 (6)                   31%
Columbus, OH 43216                  Stock (5)

National Bank
for Cooperatives
P.O. Box 5110                     Series C Preferred             200,000 (6)                   13%
Denver, CO 80217                    Stock (5)

John Alden Life
Insurance Company
7300 Corporate Center Dr.         Series C Preferred             200,040 (6)                   13%
Miami, Fl  33126                    Stock (5)

Texas Commerce Bank
707 Travis, 6th Floor             Series C Preferred             100,000 (6)                    7%
Houston, TX  77002                  Stock (5)

- - - - -----------------------------------
(1) On May 26, 1993, American Rice, Inc. ("ARI") consummated a transaction ("the Transaction") to acquire substantially all of the assets of Comet Rice, Inc. ("Comet"), other than the ARI capital stock owned by Comet, and assume all of Comet's liabilities. Comet was a wholly-owned subsidiary of ERLY Industries Inc. ("ERLY").

         In exchange for the assets acquired from Comet, ARI issued to Comet 14 million shares of a newly created Series B $1.00 par value preferred stock. Each share of the Series B preferred stock provides for annual cumulative, non-participating dividends of $.37, is convertible into two shares of ARI common stock, is entitled to two votes, and has a liquidation preference of $1.00 per share. The Series B preferred stock issued to Comet carries an aggregate dividend of approximately $5.2 million per year. The loan agreements with the new lenders described below prohibit the payment of any dividends and do not provide any basis on which the lenders would approve a dividend payment. The assets acquired by ARI did not include any of the ARI stock previously held by Comet. Comet's combined holdings of ARI common stock and ARI Series A preferred stock, prior to the Transaction, represented approximately 48 percent of the voting power of the outstanding ARI stock. As a result of the Transaction, Comet held 81 percent of the combined voting power of ARI stock outstanding after the Transaction. In connection with the Transaction, ERLY has succeeded to the ARI stock held by Comet by the liquidation of Comet.

         In May 1993, ARI also refinanced the combined indebtedness of ARI and Comet ("the Refinancing"). ARI received $47.5 million in revolving credit lines from a new revolving credit lender, Congress Financial Corporation ("Congress"), and loans from new term lenders for $65.3 million. The new term lenders are

         Chase Manhattan Bank National Association ("Chase"), Internationale Nederlanden Bank, N.V. ("INB"), and Texas Commerce Bank National Association ("TCB"). As partial consideration for the new financing, ARI issued warrants to these lenders to purchase up to 776 thousand shares of ARI's common stock of $1.00 per share. As additional consideration for the new financing, 13 million shares of ARI Series B $1.00 par value preferred stock were pledged by ERLY for the benefit of the new term lenders.

(2) ERLY owns 3,888,889 shares of common stock, 3,888,889 shares of Series A Preferred Stock and 14,000,000 shares of Series B Preferred Stock. Because each share of the Series A Preferred Stock is convertible into one share of the ARI Common Stock, and each share of Series B Preferred Stock is convertible into two shares of ARI Common Stock, a holder of shares of Series A Preferred Stock or Series B Preferred Stock may be deemed to be the beneficial owner of shares of ARI Common Stock. If ERLY were to convert all of the shares of Series A Preferred Stock and Series B Preferred Stock owned by it, ERLY would hold 35,777,778 shares, or approximately 81 percent of the outstanding shares, of ARI Common Stock.

(3) Gerald D. Murphy, Chairman of the Board of ERLY, 10990 Wilshire Boulevard, Suite 1800, Los Angeles, California 90024, is the direct record and beneficial owner of 1,056,658 shares of the common stock, $0.01 par value, of ERLY ("ERLY Common Stock") representing approximately 26.4 percent of the outstanding shares of ERLY Common Stock, and is the indirect beneficial owner of 510,123 shares of the ERLY Common Stock, representing 12.7 percent of the outstanding shares of ERLY Common Stock. Douglas A. Murphy, President and a director of ERLY, 16825 Northchase Drive, Suite 1600, Houston, Texas 77060, is the beneficial owner of 506,130 shares of ERLY Common Stock, representing
         12.6 percent of the outstanding shares of ERLY Common Stock.  William
         H. Burgess, a director of ERLY, 550 Palisades Drive, Palm Springs, California 99262, beneficially owns 310,686 shares of ERLY Common Stock, representing approximately 8.5 percent of the outstanding shares of ERLY Common Stock. Messrs. Gerald D. Murphy, Douglas A. Murphy and William H. Burgess may be deemed to be the beneficial owners of any shares of the ARI Common Stock, Series A Preferred Stock or Series B Preferred Stock held by ERLY as a result of their positions with ERLY and their stock ownership of ERLY.

(4)      ERLY has sole voting and dispositive power over such shares.

(5) The Company's Articles of Incorporation do not provide for voting rights for the Series C Preferred Stock, however, class voting on the proposed amendment to the Company's Articles of Incorporation is mandated by applicable state law.

(6)      Sole voting and dispositive power.

(7) ERLY has pledged 13,000,000 of these shares to secure the payment of the Company's term debt. A default in the payment of such debt could result in a change of control of the Company. An additional 1,000,000 shares were pledged to secure $3,000,000 of ERLY's indebtedness to the Company's former lenders.

         The following table sets forth the share ownership of the ARI Common Stock by each director of ARI and by all directors and executive officers of ARI as a group:

                                              NUMBER OF SHARES
                                            BENEFICIALLY OWNED AS                         PERCENT OF
                NAME                       OF MAY  18, 1994 (1)                             CLASS
         -----------------                 ----------------------                        ------------
         S.C. Bain, Jr.                              22,213 (2)                             *
         William H. Burgess                      35,777,778 (3)                             81.1%

         John M. Howland                                -0-                                   *
         Gerald D. Murphy                        35,777,778 (3)                               81.1%
         Douglas A. Murphy                       35,777,778 (3)                               81.1%
         George Prchal                                  -0-                                   *
         Lee Adams                                      100                                   *
         Bill J. McFarland                              -0-                                   *
         Richard N. McCombs                             -0-                                   *
         John Poole                                     -0-                                   *
         All directors and officers as a group   35,800,091                                   81.2%

         ----------------------
         * Less than one percent.

- - - - -----------------------------------
(1) Except as otherwise indicated, the persons indicated have sole voting and dispositive power with respect to these shares.

(2) Mr. Bain has sole voting and dispositive power with respect to 1,482 shares and shared voting and dispositive power with respect to 20,731 shares.

(3) Messrs. Gerald Murphy, Douglas Murphy and William H. Burgess could be deemed to be the beneficial owners of 3,888,889 shares of the ARI Common Stock, 3,888,889 shares of the Series A Preferred Stock (which is convertible into ARI Common Stock), and 14,000,000 shares of the Series B Preferred Stock (which is convertible into 28,000,000 shares of ARI Common Stock) because of their positions as directors and significant shareholders of ERLY. See Notes 1, 2 and 3 to the table next preceding the table above.

         The following table sets forth the share ownership of the ERLY Common Stock by each director of ARI and by all directors and executive officers of ARI as a group:

                                             NUMBER OF SHARES
                                           BENEFICIALLY OWNED AS                              PERCENT OF
                NAME*                         OF JUNE 30, 1994                                   CLASS
         -----------------                 ---------------------                              ----------
         S. C. Bain, Jr.                            -                                              -
         William H. Burgess                      310,686                                          8.5%
         John M. Howland                            -                                              -
         Gerald D. Murphy                      1,566,781                                         39.1%
         Douglas A. Murphy                       506,130                                         12.6%
         George Prchal                              -                                              -
         All directors and officers
           as a group (6 persons)              1,972,674                                         46.8%

         ---------------------
         * See notes following the table below describing Security Ownership of Certain Beneficial ERLY Owners and ERLY Management.

         The following table sets forth the ownership of ERLY Common Stock as of July 1, 1994 of (i) each person or entity known by ERLY to own more than five percent (5%) of the outstanding Common Stock of ERLY, (ii) each director of ERLY, (iii) each executive officer of ERLY named in the Compensation Table and (iv) all directors and executive officers of ERLY and its subsidiaries as a group. Except as otherwise indicated, each of the stockholders has sole voting and investment power with respect to the shares owned by such stockholder.

NAME AND ADDRESS                           AMOUNT AND NATURE OF                      PERCENT OF
OF BENEFICIAL OWNER                        BENEFICIAL OWNERSHIP                        CLASS*
- - - - -------------------                        --------------------                        ------
Gerald D. Murphy, Chairman                   1,566,781 shares                          39.1%
  ERLY Industries Inc.                       Direct (1) and
  10990 Wilshire Blvd.                       Indirect (2)
  Los Angeles, CA  90024

Douglas A. Murphy, President                 506,130 shares                            12.6%
  ERLY Industries Inc.                       Direct (3)
  10990 Wilshire Blvd.
  Los Angeles, CA  90024

William H. Burgess, Director                 310,686 shares                             8.5%
  550 Palisades Drive                        Direct
  Palm Springs, CA 92262

State Treasurer of the                       362,368 shares                             9.9%
  State of Michigan                          Direct
  301 W. Allegan Street
  Lansing, MI 48922

Gentleness                                   220,000 shares                             6.0%
  P. O. Box N776                             Direct (4)
  Lyford Cay
  Nassau, Bahamas

Bill J. McFarland                             41,647 shares                             1.1%
  ERLY Industries Inc.                        Direct
  10990 Wilshire Blvd.
  Los Angeles, CA  90024

Frank M. Feffer                               12,546 shares                              .3%
  ERLY Industries Inc.                        Direct
  10990 Wilshire Blvd.
  Los Angeles, CA  90024

Richard N. McCombs                            36,922 shares                             1.0%
  ERLY Industries Inc.                        Direct
  10990 Wilshire Blvd.
  Los Angeles, CA  90024

All directors and executive
  officers as a group (10
  persons)                                    2,033,013 shares (5)                     50.0%

- - - - -------------------
* The percentages of shares held assume that options or convertible notes held by the particular individual, if any, have been exercised or converted, and no others.

(1) Mr. Gerald D. Murphy, Chairman of the Board of ERLY, is the record holder of 1,566,781 shares.

(2) Mr. Gerald D. Murphy's indirect beneficial ownership represents 510,123 shares owned (1) directly by his son Douglas A. Murphy, President of ERLY, and (2) held in trust for his grandson. Of this total, Gerald D. Murphy has voting control of the 3,993 shares held in trust for his grandson, however, he denies holding voting or investment control of the balance of the 506,130 shares owned directly by his son, Douglas A. Murphy. Mr. Gerald D. Murphy has pledged 431,805 shares of his ERLY Common Stock as collateral for personal loans totalling $647,500 from three financial institutions.

(3) Mr. Douglas A. Murphy, President of ERLY, is the record holder of 172,984 shares and has the right to acquire an additional 66,550 shares pursuant to options granted under the ERLY's 1982 Incentive Stock Option Plan. In addition, Mr. Douglas A. Murphy has the right to acquire an additional 266,596 shares pursuant to the conversion features of a $1,000,000 note receivable from ERLY. Mr. Douglas A. Murphy has pledged 150,175 shares of ERLY Common Stock as collateral for personal loans totalling $360,000 from two financial institutions.

(4) Based upon Schedule 13D filed as of October 30, 1992 with the Securities and Exchange Commission. Gentleness is an Isle of Man Corporation indirectly controlled by John M. Templeton. Mr. Templeton may be deemed to be the beneficial owner of the shares of ERLY owned by Gentleness by virtue of his ability to direct the voting or disposition of such shares.

(5) All directors and officers as a group owned of record or beneficially 2,033,013 shares, representing 50.0% of the Company's issued and outstanding voting securities. This includes stock options held by officers to purchase 123,184 shares under ERLY's Incentive Stock Option Plan and 266,750 shares issuable pursuant to notes payable by ERLY.


PROPOSED AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION TO EFFECT A ONE-FOR-FIVE REVERSE STOCK SPLIT OF THE COMPANY'S CAPITAL STOCK AND TO DECREASE THE COMPANY'S STATED CAPITAL

General

On October 29, 1993, the Board of Directors of the Company unanimously approved an amendment to the Articles of Incorporation of the Company to effect a one-for-five reverse stock split of the presently issued and outstanding shares of the Company's Capital Stock. Board members who are not affiliates of the Company's preferred stockholders did not vote separately on the proposal. Under the proposed amendment, the par value of the Capital Stock will remain at $1.00 per share. As a result, on the effective date of the amendment to the Articles of Incorporation of the Company, the stated capital on the Company's Balance Sheet ($31,608,000 at March 31, 1994,) will be reduced to one-fifth (1/5) of its present amount with the additional paid-in capital account being credited with the amount by which the stated capital is reduced. Accordingly, the stated capital account and the additional paid-in capital account of the Company as of March 31, 1994, and immediately upon the effective date of the amendment to the Articles of Incorporation are as follows:

                                                                             EFFECTIVE DATE
                                           MARCH 31, 1994                    OF AMENDMENT
                                           --------------                    ------------
Capital Stock (all classes)                $31,608,000                       $ 6,322,000
Additional Paid-in Capital                      -0-                          $25,286,000

The restatement of these accounts will result in and alteration of the amount available for distribution by the Company to its equity security holders under Texas law. Under Texas law the Company may distribute cash or other property to its shareholders only out of "Surplus", which is defined as "net assets" minus "stated capital". "Net assets" means the value of all assets of the Company minus all liabilities of the Company, and "stated capital" means the number of shares of the Company outstanding multiplied by their respective par values. Accordingly, by reducing stated capital by $25,286,000 as described above, the Company would be permitted under Texas law to distribute such amounts to its shareholders to the extent it has sufficient Surplus. Based on the Company's audited balance sheet, at March 31, 1994, the Company had Surplus of $8,691,000. If the reverse stock split had been effective at September 30, 1993, the Surplus of the Company would have been $33,977,000. However, even though the Company would be permitted to distribute such amounts under Texas law, the Company is subject to covenants in its loan agreements which restrict and prohibit the Company from paying any dividends or making any distributions to its shareholders.

The complete text of the proposed amendments for the reverse stock split and the related decrease in the stated capital of the Company are set forth as Exhibit A to this Information Statement. If the reverse stock split is approved by requisite vote of the stockholders, each holder of record of Capital Stock on the effective date of the reverse stock split will thereafter be deemed to hold one share of Capital Stock for every five (5) presently issued and outstanding shares of Capital Stock held of record on that date. Fractional shares will not be issued, and cash will be paid in lieu thereof.


Purpose and Effect of the Reverse Stock Split

Other than as set forth above, the reverse stock split will not change the stockholder's equity of the Company or the par value of the authorized shares. However, the number of authorized shares will decrease. Any conversion rate, liquidation value, redemption price, and dividends rate applicable to each share of Series A, Series B and Series C Preferred Stock will also be proportionately adjusted. The principal effect of the proposed reverse stock split will be to decrease the number of outstanding shares of Capital Stock as follows:

                  COMMON          SERIES A         SERIES B         SERIES C
                  ------          --------         --------         --------
Pre-Split        12,219,461       3,888,889        14,000,000       1,500,000
Post-Split        2,443,892*        777,777         2,800,000         300,000

- - - - -----------------------------------
         *This number will be slightly smaller as a result of the purchase of fractional shares by the Company.

The Capital Stock issued pursuant to the reverse stock split will be fully paid and nonassessable. The voting rights and other rights that accompany Capital Stock will not be altered by the change. It is not anticipated that the number of stockholders of record of Capital Stock will be reduced in any material respect by this transaction.

Any tax liability to stockholders resulting from the reverse stock split will be insubstantial. The receipt of Capital Stock in the reverse stock split should not result in any taxable gain or loss to shareholders for federal income tax purposes. If the proposed reverse stock split is approved, the tax basis of Capital Stock received in the reverse stock split (excluding any fractional share interests for which a stockholder will receive cash payment) will be equal, in the aggregate, to the basis of the shares exchanged for the Capital Stock. For tax purposes, the holding period of the shares immediately prior to the effective date of the reverse stock split will be included in the holding period of the Capital Stock received in the reverse stock split (excluding any fractional share interests to which a stockholder is entitled). Stockholders who receive cash in lieu of fractional shares of Capital Stock will be treated as receiving cash as payment in exchange for their fractional shares of Capital Stock, and they will recognize capital gain or loss (assuming the minimum holding period is met) in an amount equal to the difference between the amount of cash received and the adjusted basis of the fractional shares surrendered for cash.

The Company's Common Stock had formerly been listed on NASDAQ as a National Market ("NM") company. As a NM company, the Company was subject to Schedule D,
Part III, Section 5(i) of the By-Laws of the National Securities Dealers, Inc. ("NASD") which requires NM companies to obtain shareholder consent to certain transactions, including transactions that result in a change in control of such companies (the "Shareholder Approval Requirement"). The Shareholder Approval Requirement applies even when relevant state law, such as the Texas Business Corporation Act, does not mandate shareholder approval of a transaction that results in a change of control. Additionally, as a NM company, the Company was subject to Schedule D, Part III, Section 5(j) of the By-Laws of the NASD which prohibits such companies from issuing securities that have per share voting rights greater than the per share voting rights of any outstanding class of common stock of the issuer (the "Shareholder Disenfranchisement Rule").

The Company issued shares of its Series B Preferred Stock in connection with the acquisition of the assets of Comet Rice, Inc. ("Comet"). The Company's Series B Preferred Stock is entitled to vote with the Company's Common Stock and is entitled to two votes per share. The rights of the Series B Preferred Stock, including the voting rights, were negotiated with all parties involved in the acquisition of Comets assets and restructuring of the Company's indebtedness. As a result of the issuance of additional shares of Company Capital Stock in connection with the acquisition of substantially all of the assets of Comet, ERLY's beneficial ownership of the Company's Common Stock increased from approximately 48% to 81.1%. However, the approval of the Company's shareholders was not obtained in connection with the Transaction even though the issuance of shares by the Company resulted in ERLY becoming the beneficial owner of more than a majority of the Company's Common Stock.

In connection with the acquisition of the assets of Comet, the Company sought an exemption from the application of the Shareholder Approval Requirement and the Shareholder Disenfranchisement Rule. The basis for requesting the exemption was the Company's belief that the delay caused by calling a meeting of its shareholders to secure approval would seriously jeopardize the Company's financial viability. The NASD refused the Company's request for an exemption because the Series B Preferred Stock is entitled to two votes per share. The NASD suggested the Company consider de-listing from the NM System and become an NASDAQ "Small Capitalization Company". The Shareholder Approval Requirement to which NM companies are subject do not apply to NASDAQ Small Capitalization Companies. The basic requirements for listing as an NASDAQ Small Capitalization Company are as follows:

         - the securities must be registered under Section 12(g)(1) of the Securities Exchange Act of 1934;

         - there must be at least two registered and active market makers in the security;

         - public float of at least 100,000 shares and at least 300 shareholders;

         -       the public float must have a market value of at least
                 $1,000,000;

         - the bid price for the securities must be at least $3.00 per share; and

         - the issuer must have assets of at least $4,000,000, and capital and Surplus of at least $2,000,000.

In connection with the issuance of the Series B Preferred Stock ARI terminated its status as a NM company and was listed on NASDAQ as a "Small Capitalization Company." On September 15, 1993, the Company's Common Stock was delisted by NASDAQ because of the failure of the Company to timely file the Form 10-Q report for the quarter ended June 30, 1993, and the Company's Common Stock has now been approved for listing on the "OTC Bulletin Board".

The Board of Directors believes that the proposed one-for-five reverse stock split will result in an increase in the market price of the Company's Common Stock and a broader market for the Company's Common Stock than currently exists. The Board of Directors also believes such an increase in price per share of the Company's Common Stock will allow the Company to meet the NASDAQ's $3.00 per share bid price requirement for obtaining and maintaining a listing on NASDAQ as a "Small Capitalization Company". The Company currently satisfies the other requirements for obtaining and maintaining a listing on NASDAQ as a Small Capitalization Company. The increased price level may encourage interest and trading in the Company's Common Stock and possibly promote greater liquidity for the holders of the Company's Common Stock, although such liquidity could be adversely affected by the reduced number of shares outstanding after the proposed reverse stock split. However, the amount, if any, by which the price per share will increase is uncertain, and there is no assurance that there will be a five fold increase in the price per share as a result of the reverse stock split. If there is not a five fold increase in the market price of the Company's Common Stock any stock position will have a lower market value after the reverse stock split. There is also no assurance that if the per-share price level of the Company's Common Stock increases following the reverse stock split that such increased price will be maintained for any extended period of time.

The Board of Directors is of the opinion that the reverse stock split is advisable and in the best interest of the Company and its stockholders.


Benefit of Reverse Stock Split to Holders of Preferred Stock

After the reverse stock split, the Company's Series B Preferred Stock, all of which is owned by ERLY but pledged to lenders, will be entitled to a cumulative quarterly cash dividend at an aggregate rate of $1.85 per share per annum consisting of a Base Dividend at an aggregate rate of $0.2678575 per year ("Base Dividend") and an Excess Dividend at a rate of $1.5821425 per year ("Excess Dividend"). The Company's Series C Preferred Stock will be entitled to a cumulative quarterly cash dividend at an aggregate rate of $2.50 per share per annum. Payment of dividends on the Series C Preferred Stock is pari passu with the payment of the Base Dividend on the Series B Preferred Stock. The Company is not in arrears with respect to dividends on any of its Capital Stock, although at March 31, 1994, the amount of undeclared dividends cumulated with respect to the Company's Series B and Series C Preferred Stock was, in the aggregate, $4,942,000. No dividends can be paid with respect to the Company's Common Stock if there are any declared but unpaid or overdue dividends on shares of Series B Preferred Stock or Series C Preferred Stock.

As indicated above, the proposed amendment to the Company's Articles of Incorporation will increase the Company's Surplus by $25,286,000, and the Company would be permitted under Texas law to distribute such additional amounts to its shareholders. Since the Company's Preferred Stock is preferred over its Common Stock with respect to the payment of dividends and there are cumulative unpaid dividends on the Company's Series B and Series C Preferred Stock, the holders of these series of the Company's Preferred Stock will benefit from the reduction in stated capital before the holders of the Company's Common Stock realize any benefit from the reduction in stated capital. However, even though the Company would be permitted to distribute such amounts under Texas law, the Company is subject to covenants in its loan agreements which restrict and prohibit the Company from paying any dividends or making any distributions to its shareholders. Under these circumstances, the Company does not anticipate paying any dividends on any of its shares, Common or Preferred, in the foreseeable future.


Certificates and Fractional Shares

The certificates presently representing shares of Capital Stock will be deemed to represent one-fifth the number of shares of Capital Stock after the reverse split. No fractional shares of

Capital Stock will be issued and, in lieu thereof, stockholders holding a number of shares of common stock not evenly divisible by five, and stockholders holding less than five shares of Capital Stock, upon surrender of their certificates, will receive cash in lieu of fractional shares of Capital Stock.

The price payable by the Company for fractional shares of its Common Stock will be determined by multiplying the fraction of a share by the equivalent of the average of the closing bid prices for one share of ARI Common Stock for the ten business days immediately preceding the effective date (i.e., the date of filing of the Articles of Amendment with the Secretary of State of the State of Texas) for the reverse stock split for which transactions in the Common Stock are reported, as reported by NASDAQ. This amount, in the aggregate, is expected to be immaterial. The closing bid price for one share of Common Stock at July 15, 1994, was $1,125. The following table shows the range of high and low closing bid prices for Common Stock for each quarterly period beginning March 1, 1992 to March 31, 1994 (prior to any adjustment for the one-for-five reverse stock split):

         QUARTER ENDED                             HIGH                              LOW
         -------------                             ----                              ---
         Fiscal Year 1993:
         -----------------

         June 30, 1992                             $0.375                            $0.2188
         September 30, 1992                        $0.375                            $0.125
         December 31, 1992                         $0.25                             $0.0938
         March 31, 1993                            $0.9375                           $0.1563

         Fiscal Year 1994:
         -----------------

         June 30, 1993                             $0.75                             $0.2188
         September 30, 1993                        $0.625                            $0.3438
         December 31, 1993                         $1.75                             $0.375
         March 31, 1994                            $1.50                             $0.50

The price payable by the Company for fractional shares of its Series A Preferred Stock shall be calculated in the same manner as the cash purchase price is calculated in accordance with the provisions of the Articles of Incorporation of the Company relating to the purchase of fractional shares incident to a conversion of the Series A Preferred Stock into Common Stock. Those provisions provide for payment of fractional shares at the rate of $5.14 per share of Common Stock (prior to the Effective Date of the one-for-five reverse stock split), which, since each share of Series A Preferred Stock is convertible into one (1) shares of Common Stock, equates to $5.14 per share of Series A Preferred Stock for purposes of the one-for-five reverse split.

There will be no fractional shares of the Series B Preferred Stock since the total number of authorized shares is held by one holder, and since such number is evenly divisible by five.

Similarly, there will be no fractional shares of the Series C Preferred Stock since the number of shares of outstanding Series C Preferred Stock held by each holder of Series C Preferred Stock is evenly divisible by five.

The funds required to purchase the fractional shares are available and will be paid from the current cash reserves of the Company. The Company's stockholder list indicates that a portion of the outstanding Common Stock is registered in the names of clearing agencies and broker nominees. It is, therefore, not possible to predict with certainty the number of fractional shares and the total amount that the Company will be required to pay to redeem such shares. However, it is not anticipated that the Company will be required to borrow any funds to effect the cancellation of fractional shares.

Upon the effective date of the reverse stock split, the Company will mail to each stockholder a letter of transmittal with instructions for the surrender of each stockholders' shares of Capital Stock. Please do not transmit shares of Capital Stock for exchange prior to receiving the letter of transmittal.

Effectiveness

If the proposal is approved by the stockholders, the Company will file an amendment to its Articles of Incorporation, effecting the reverse stock split, with the Secretary of State of Texas promptly after such approval. The proposed reverse stock split will become effective on the date of that filing.

Voting

Assuming the presence of a quorum, the affirmative votes of the holders of two-thirds (2/3) of the issued and outstanding shares of Voting Stock, as well as the affirmative vote of holders of two-thirds (2/3) of all issued and outstanding shares of Preferred Stock, voting as a class, and the affirmative vote of holders of two-thirds (2/3) of all issued and outstanding shares of Common Stock, voting as a class, is necessary for the adoption of this proposal.

ERLY Industries Inc. has indicated it will vote all of its shares of the Company's Capital Stock "FOR" the proposed amendment, and, because ERLY Industries Inc. owns sufficient Capital Stock to control the vote, the proposal is expected to pass.

                                  EXHIBIT "A"

                         TEXT OF ARTICLES OF AMENDMENT


         I. Article IV of the Articles of Incorporation of the Company is hereby deleted in its entirety and there is hereby substituted therefor the following:

                                   ARTICLE IV

                 The total number of shares of all classes of stock that the corporation shall be authorized to issue is 14,000,000 shares divided into the following: (i) 4,000,000 shares of preferred stock, of the par value of $1.00 per share (hereinafter called "Preferred Stock"); and 10,000,000 shares of common stock, of the par value of $1.00 per share (hereinafter called "Common Stock").

                 A description of the respective classes of stock and a statement of the designations, preferences, limitations and relative rights of such classes of stock and the limitations on or denial of the voting rights of the shares of such classes of stock are as follows:


                              A.  PREFERRED STOCK

                 (1)      Issuance and Series.

                          The Preferred stock may be divided into and issued in
                 one or more series. The Board of Directors is hereby vested with authority from time to time to establish and designate such series, and within the limitations prescribed by law or set forth herein, to fix and determine the relative rights and preferences of the shares of any series so established, but all shares of Preferred Stock shall be identical except as to the following relative rights and preferences as to which there may be variations between different series: (a) the rate of dividend; (b) whether shares may be redeemed, and if so, the price at and the terms and conditions on which shares may be redeemed; (c) the amount payable upon shares in the event of liquidation, involuntary or voluntary; (d) sinking fund provisions for the redemption or purchase of shares; (e) the terms and conditions upon which shares may be converted, if the shares of any series are issued with the privilege of conversion; and (f) voting rights.

                          The Board of Directors shall exercise such authority
                 by the adoption of a resolution or resolutions as prescribed by law.





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 1

                                B.  COMMON STOCK

                 (1)      Dividends.

                          Subject to all the rights of the Preferred Stock or
                 any series thereof, and on the conditions set forth in Part A of this Article IV or in any resolution of the Board of Directors providing for the issuance of any series of Preferred Stock, the holders of the Common Stock shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends payable in cash, stock or otherwise.

                 (2)      Voting Rights.

                          Each holder of Common Stock shall be entitled to one
                 vote for each share held.

                    C.  PROVISIONS APPLICABLE TO ALL CLASSES

                 (1)      Preemptive Rights.

                          Ownership of shares of any class of the capital stock
                 of the corporation shall not entitle the holders thereof to any preemptive right to subscribe for or purchase or have offered to them for subscription or purchase any additional shares of capital stock of any class of the corporation or any securities convertible into any class of capital stock of the corporation, however acquired, issued or sold by the corporation, it being the purpose and intent hereof that the Board of Directors shall have full right, power and authority to offer for subscription, sell or make any disposal of any or all unissued shares of the capital stock of the corporation or any securities convertible into stock for such consideration, not less than the par value thereof, or, in the case of any class of stock without par value, the stated value thereof, in money, property or labor, as the Board of Directors shall determine and to offer for subscription, sell or make any disposal of any or all shares of stock or convertible securities issued and thereafter acquired by the corporation for such consideration as the Board of Directors shall determine.

                 (2)      Cumulative Voting.

                          No shareholder of the corporation shall have the
                 right of cumulative voting at any election of directors or upon any other matter.





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 2

         II. Article IV of the Articles of Incorporation is hereby further amended by amending and restating that certain Statement of Resolution Establishing Series of Shares filed by the Company with the Office of the Secretary of State of Texas on March 14, 1988, and by incorporating same into said Article IV as follows:

                         D.  PREFERRED STOCK, SERIES A

                 The Preferred Stock, Series A shall consist of 777,777 shares of the Preferred Stock and shall have the following rights and preferences:

         (1)     Voting.

                 Each share of Preferred Stock, Series A, shall entitle the holder thereof to one vote. The holders of shares of Preferred Stock, Series A, shall be entitled to vote upon all matters upon which the holders of shares of Common Stock have the right to vote. Except as provided in the Articles of Incorporation or by law, holders of shares of the Preferred Stock, Series A, shall not be entitled to vote on any matter as a class. In all cases where the holders of shares of Preferred Stock, Series A, have the right to vote separately as a class, all such holders shall be entitled to one vote for each share held by them. If at any meeting or any adjournment thereof, the holders of at least a majority of the then outstanding shares of the Preferred stock, Series A, entitled to vote thereof shall be present or represented by proxy, then, unless the vote of a larger percentage is required by the Articles of Incorporation or by law, the affirmative vote of at least a majority of all such shares of Preferred Stock, Series A, present or represented at such meeting shall be sufficient to take any action as to which a class vote of the holders of shares of Preferred Stock, Series A, is required.

         (2)     Conversion.

                 The Preferred Stock, Series A, shall be convertible into Common Stock as follows:

                          (a) Conversion Right. Subject to and upon compliance with the provisions of this Section (2), the holder of any shares of Preferred Stock, Series A, shall have the right, at such holder's option, to convert any of such shares into fully paid and nonassessable shares of Common Stock upon the terms and conditions hereinafter set forth.

                          (b)     Conversion Rates.  Each share of the
                 Preferred Stock, Series A, shall be convertible into one (1) share of the Common Stock.





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 3

                          (c) Mechanics of Conversion. The holder of any shares of Preferred Stock, Series A, may exercise the conversion right specified in Section(2)(a) above as to any part thereof by surrendering to the Corporation the certificate or certificates for the shares to be converted, accompanied by written notice stating that the holder elects to convert all or a specified portion of the shares represented thereby. Conversion pursuant to Section (2)(a) above shall be deemed to have been effected on the date when delivery has been made to the Corporation of both of the notice of an election to convert and the certificates representing the shares to be converted, and such date in respect of conversion pursuant to Section (2)(a) above is referred to herein as the "Conversion Date". As promptly as practicable after the Conversion Date, the Corporation shall issue and deliver to the holder of shares of Preferred Stock, Series A, that have been converted a certificate or certificates for the number of full shares of Common Stock to which such holder is entitled and a check or cash with respect to any fractional interest in a share of Common Stock as provided in Section (2)(d) below. Shares of Common Stock issues upon conversion of shares of Preferred Stock, Series A, may only be issued to the holder of such shares to be converted. The person in whose name the certificate or certificates for shares of Common Stock are to be issued shall be deemed to have become a holder of record of such shares of Common Stock on the Conversion Date unless the transfer books of the Corporation are closed on that date, in which event such person shall be deemed to have become a holder of record of such shares of Common Stock on the next succeeding date on which the Corporation's transfer books are open. Upon conversion of only a portion of the number of shares represented by a certificate representing shares of Preferred stock, Series A, surrendered for conversion pursuant to Section (2)(a) above, the Corporation shall issue and deliver to the holder of the certificate so surrendered for conversion, at the expense of the Corporation, a new certificate covering the number of shares of Preferred Stock, Series A, representing the unconverted portion of the certificate so surrendered.

                          (d) Fractional Shares. No fractional shares of Preferred Stock, Series A, may be converted and no fractional shares of Common Stock shall be issued upon conversion of shares of Preferred Stock, Series A. If more than one share of Preferred Stock, Series A, shall be surrendered for conversion at any one time by the same holder, the number of full shares of Common stock issuable upon conversion thereof shall be computed on the basis of the aggregate number of shares of Preferred Stock, Series A, so surrendered. Instead of any fractional shares of Common Stock that would otherwise be issuable upon conversion of any





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 4
                 shares of Preferred Stock, Series A, the Corporation shall pay a cash adjustment in respect of such fractional interest in an amount equal to that fractional interest of the Base Price.
                 The Base Price per share of Common Stock shall be deemed to be $25.70.

                          (e) Conversion Rate Adjustment. If the number of shares of Common Stock outstanding at any time after the date of issuance of the Preferred Stock, Series A, is increased by a stock dividend payable in shares of Common Stock or by a subdivision or split-up of shares of Common Stock, or is reduced by a reverse stock split or a combination of shares, then immediately after the record date fixed for the determination of holders of Common Stock entitled to receive such stock dividend or the effective date of such subdivision or split-up, as the case may be, the Conversion Rates shall be appropriately adjusted so that the holder of any shares of Preferred Stock, Series A, thereafter converted shall be entitled to receive the number of shares of Common Stock that he would have owned immediately following such action had the applicable Conversion Rate been in effect immediately prior thereto. The Conversion Rate shall also be adjusted to reflect any stock dividend, split-up or reverse stock split with respect to shares of the Preferred Stock, Series A. All calculations under this Section (2)(e) shall be made to the nearest one hundredth (1/100th) of a share.

                          (f) Statement Regarding Adjustments. Whenever the Conversion Rates shall be adjusted as provided in Section
                 (2)(e), the Corporation shall forthwith file, at the principal office of the Corporation, a statement showing in detail the facts requiring such adjustment and the Conversion Rates to be in effect after such adjustment, and the Corporation shall also cause a copy of such statement to be sent by mail, first class postage prepaid, to each holder of shares of Preferred Stock, Series A, at its address appearing on the Corporation's records.

                          (g) Costs. The Corporation shall pay all documentary, stamp, transfer or other transactional taxes attributable to the issuance or delivery of shares of Common Stock upon conversion of any shares of Preferred Stock, Series A.

                          (h) Reservation of Shares. The Corporation shall reserve at all time, free from preemptive rights, out of its treasury stock or its authorized but unissued shares of Common Stock, or both, solely for the purpose of effecting the conversion of the shares of Preferred Stock, Series A, sufficient shares of Common Stock to provide for the conversion of all outstanding shares of Preferred Stock, Series A.





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 5

                          (i) Valid Issuance. All shares of Common Stock that may be issued upon conversion of the shares of Preferred Stock, Series A, will upon issuance by the Corporation be duly and validly issued, fully paid and nonassessable and free from all taxes, liens and charges with respect to the issuance thereof, and the Corporation shall take no action that will cause a contrary result.

         (3)     Dividends.

                 The holders of shares of Preferred Stock, Series A, shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends payable in cash, stock or otherwise, on the same terms and in the same amounts as dividends payable to the holders of the Common Stock.

         (4)     Liquidation.

                 Upon any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, the holders of shares of Preferred Stock, Series A, shall be entitled, before any distribution or payment is made upon any shares of Common Stock, to be paid an amount per share, equal to the Liquidation Value applicable to such Preferred Stock, Series A, and the holders of shares of Preferred Stock, Series A, shall not be entitled to any further distribution of assets. As used herein, the term "Liquidation Value" shall mean $25.70 per share. The Liquidation Value shall be appropriately adjusted to reflect any stock dividend, split-up or reverse stock split with respect to shares of the Preferred Stock, Series A. If upon any dissolution, liquidation or winding up of the Corporation, the net assets available for distribution to the Corporation's stockholders shall be insufficient to permit payment to the holders of shares of Preferred Stock, Series A, of the amount distributable as aforesaid, the entire assets of the Corporation to be so distributed shall be distributed ratably among the holders of shares of Preferred Stock, Series A. Upon any such liquidation, dissolution or winding up, after the holders of shares of Preferred Stock, Series A, shall have been paid in full the amount to which they shall be entitled hereunder, the remaining net assets of the Corporation may be distributed to the holders of shares of Common Stock. Written notice of such liquidation, dissolution or winding up, setting a payment date, the amount of the payment, the names of the holders of shares of Preferred Stock, Series A, and the place where said amount shall be payable shall be given not less than 20 days prior to the payment date stated therein, to each holder of record of such shares. A consolidation, merger, sale of assets or the reduction of capital stock of the Corporation shall not be deemed to be a liquidation, dissolution or winding up of the Corporation within the meaning of this Section (4). The Liquidation Value of the shares of Preferred stock, Series A, shall be equitably adjusted to reflect any stock dividend, split-up, or reverse stock split with respect to shares of Preferred Stock, Series A.





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 6

         (5)     Retirement of Shares.

                 Shares of Preferred Stock, Series A, that have been issued and converted, repurchased or reacquired in any manner by the Corporation shall be cancelled and shall not be reissued.

         III. Article IV of the Articles of Incorporation is hereby further amended by amending and restating that certain Statement of Resolution Establishing and Designating Two Series of Shares of American Rice, Inc. filed by the Company with the Office of the Secretary of State of Texas on May 25, 1993, and by incorporating same into said Article IV as follows:

                         E.  PREFERRED STOCK, SERIES B

         (1)     Designation and Number.

                 A series of Preferred Stock is established and designated "Preferred Stock, Series B"; the number of shares of Preferred Stock constituting such series, and the number of shares of Preferred Stock, Series B which the Corporation shall be authorized to issue is 2,800,000.

         (2)     Voting.

                 The holders of Preferred Stock, Series B, shall be entitled to cast two votes for each share held by them upon all matters upon which the holders of shares of the Corporation's common stock, $1.00 par value ("Common Stock"), have the right to vote and such votes shall be counted together with those of any other shares of capital stock of the Corporation having general voting powers. Except as provided in the Articles of Incorporation or bylaws, holders of shares of the Preferred Stock, Series B, shall not be entitled to vote on any matter as a class. In all cases where the holders of shares of Preferred Stock, Series B, have the right to vote separately as a class, all such holders shall be entitled to one vote for each share held by them. If at any meeting or any adjournment thereof, the holders of at least a majority of the then outstanding shares of the Preferred Stock, Series B, entitled to vote thereat shall be present or represented by proxy, then, unless the vote of a larger percentage is required by the Articles of Incorporation or by law, the affirmative vote of at least a majority of all shares of Preferred Stock, Series B, present or represented at such meeting shall be sufficient to take any action as to which a class vote of the holders of shares of Preferred Stock, Series B, is required. The voting power of a share of the Preferred Stock, Series B, shall be appropriately adjusted to reflect any stock dividend, split-up or reverse stock split with respect to the shares of the Preferred Stock, Series B, or with respect to shares of the Common Stock in order that the relative voting powers of a share of Common Stock and a share of Preferred





TEXT OF ARTICLES OF AMENDMENT                                             PAGE 7

         Stock, Series B, shall remain unaffected by any such stock dividend, split-up or reverse stock split.

         (3)     Conversion.

                 The Preferred Stock, Series B, shall be convertible into Common Stock as follows:

                          (a) Conversion Right. Subject to and upon compliance with the provisions of this Section (3), the holder of any shares of Preferred Stock, Series B, shall have the right, at such holder's option, to convert any of such shares into fully paid and nonassessable shares of Common Stock or any other stock or securities into which such Common Stock shall have been changed ("Conversion Stock") upon the terms and conditions hereinafter set forth.

                          (b) Conversion Rate. Each share of the Preferred Stock, Series B, shall be convertible into two (2) shares of the Conversion Stock (as adjusted pursuant to the terms hereof, "Series B Conversion Rate").

                          (c) Mechanics of Conversion. Each holder of shares of Preferred Stock, Series B, may exercise the conversion right specified in Section (3)(a) above as to any part thereof by surrendering to the Corporation the certificate or certificates for the shares to be converted, accompanied by written notice stating that the holder elects to convert all or a specified portion of the shares represented thereby. Conversion pursuant to Section (3)(a) above shall be deemed to have been effected on the date ("Conversion Date") when delivery has been made to the Corporation of both the notice of an election to convert and properly endorsed certificates representing the shares to be converted or in the event the holder of such shares has lost the certificate representing such shares to be converted, the holder shall execute an affidavit of lost certificate and provide a bond, each in such form and amount as required by the Corporation. As promptly as practicable after the Conversion Date, the Corporation shall issue and deliver to the holder of shares of Preferred Stock, Series B, that have been converted a certificate or certificates for the number of full shares of Conversion Stock to which such holder is entitled and a check or cash with respect to any fractional interest in a share of Conversion Stock as provided in Section
                 (3)(d) below. Shares of Conversion Stock issued upon conversion of shares of Preferred Stock, Series B, may only be issued to the holder of such shares to be converted. The person in whose name the certificate or certificates for shares of Conversion Stock are to





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
                 be issued shall be deemed to have become a holder of record of such shares of Conversion Stock on the Conversion Date unless the transfer books of the Corporation are closed on that date, in which event such person shall be deemed to have become a holder of record of such shares of Conversion Stock on the next succeeding date on which the Corporation's transfer books are open. Upon conversion of only a portion of the number of shares represented by a certificate representing shares of Preferred Stock, Series B, surrendered for conversion pursuant to Section (3)(a) above, the Corporation shall issue and deliver to the holder of the certificate so surrendered for conversion, at the expense of the Corporation, a new certificate covering the number of shares of Preferred Stock, Series B, representing the unconverted portion of the certificate so surrendered together with certificates representing the Conversion Stock and cash or check with respect to any fractional interest in shares of Conversion Stock, as set forth above.

                          (d) Fractional Shares. No fractional shares of Preferred Stock, Series B, may be converted and no fractional shares of Conversion Stock shall be issued upon conversion of shares of Preferred Stock, Series B. If more than one share of Preferred Stock, Series B, shall be surrendered for conversion at any one time by the same holder, the number of full shares of Conversion Stock issuable upon conversion thereof shall be computed on the basis of the aggregate number of shares of Preferred Stock, Series B, so surrendered. Instead of any fractional shares of Conversion Stock that would otherwise be issuable upon conversion of any shares of Preferred Stock, Series B, the Corporation shall pay a cash adjustment in respect to such fractional interest in an amount equal to that fractional interest of the Base Price. The Base Price per share of Conversion Stock shall be deemed to be the market price per share, determined as follows: (i) if the Conversion Stock is traded on any national exchange, the market price per share shall be the arithmetical average closing price of a share of the Conversion Stock as reported by such national exchange for the trading days for which such closing price is reported that are included within the 30 calendar days immediately preceding the date of determination,
                 (ii) if the Conversion Stock is quoted by the National Association of Securities Dealers, Inc. Automated Quotations System ("NASDAQ") on a high and low sales price basis, the market price per share of the Conversion Stock shall be the arithmetical average of the high and low price average for the trading days for which such prices are quoted for a share of the Conversion Stock by NASDAQ included within the 30 calendar days immediately preceding the date of determination, (iii) if the Conversion Stock is quoted by NASDAQ on a bid and asked price basis and not quoted by NASDAQ on a high and low sales price





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
                 basis, the market price per share of the Conversion Stock shall be the arithmetical average of the bid and asked price average for the trading days for which such prices are quoted for a share of the Conversion Stock by NASDAQ included within the 30 calendar days immediately preceding the date of determination and (iv) in all other instances, the market price per share of the Conversion Stock shall be the fair market value of the share of the Conversion Stock on the date of determination as determined by an appraiser. For purposes of this paragraph, "high and low price average" means the arithmetical average of the closing high and low sales prices for a share of the Conversion Stock as quoted by NASDAQ for each trading day; the "bid and asked price average" means the arithmetical average of the closing bid and asked prices for a share of the Conversion Stock as quoted by NASDAQ for each trading day; and "an appraiser" shall mean a person selected by the Corporation who is independent of the Corporation and is reasonably qualified by training and experience to determine the fair market value of a share of the Conversion Stock.

                          (e)     Conversion Rate Adjustment.

                                  (i) If the number of shares of Conversion
                          Stock outstanding at any time after the date of issuance of the Preferred Stock, Series B, is increased by a stock dividend payable in shares of Conversion Stock or by a subdivision or split-up of shares of Conversion Stock, or is reduced by a reverse stock split or a combination of shares, then immediately after the record date fixed for the determination of holders of Conversion Stock entitled to receive such stock dividend or the effective date of such subdivision or split-up, as the case may be, the Series B Conversion Rate shall be appropriately adjusted so that the holder of any shares of Preferred Stock, Series B, thereafter converted shall be entitled to receive the number of shares of Conversion Stock that he would have owned or been entitled to receive immediately following such action had such shares of Preferred Stock, Series B, been converted immediately prior thereto. The Series B Conversion Rate shall also be adjusted to reflect any stock dividend, split-up or reverse stock split with respect to shares of the Preferred Stock, Series B. All calculations under this Section (3)(e) shall be made to the nearest one hundredth (1/100th) of a share.





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
                                  (ii)     In case of any reclassification of
                          the Common Stock, any reorganization of the Corporation (or any other corporation the stock or other securities of which are at the time receivable by virtue of the conversion of shares of Preferred Stock, Series B) or in case the Corporation (or any such other corporation) shall consolidate with or merge into another corporation (other than a consolidation or merger in which the Corporation is the survivor) or convey all or substantially all its assets to another corporation, then and in each such case holders of shares of Preferred Stock, Series B, upon conversion as provided herein at any time after the consummation of such reclassification, reorganization, consolidation, merger or conveyance, shall be entitled to receive, in lieu of the Conversion Stock receivable upon the exercise of conversion prior to such consummation, the stock or other securities or property to which holders of shares of Preferred Stock, Series B, would have been entitled upon such consummation if such holder had, immediately prior thereto, converted the shares of Preferred Stock, Series B, then being exercised, all subject to further adjustment as required by the preceding paragraph, and in each such case, the terms hereof shall be applicable to the shares of stock or other securities or property receivable upon conversion hereunder after such consummation. The subdivision or combination of shares of Common Stock at any time outstanding into a greater or lesser number of shares of Common Stock shall not be deemed to be a reclassification of the Common Stock for purposes of this subparagraph (e)(ii).

                          (f) Statement Regarding Adjustments. Whenever the Series B Conversion Rate shall be adjusted as provided in Section (3)(e), the Corporation shall forthwith file, at the principal office of the Corporation, a statement showing in detail the facts requiring such adjustment and the Series B Conversion Rate to be in effect after such adjustment, and the Corporation shall also cause a copy of such statement to be sent by mail, first class postage prepaid, to each holder of shares of Preferred Stock, Series B, at its address appearing on the Corporation's records.





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
                          (g) Costs. The Corporation shall pay all documentary, stamp, transfer or other transactional taxes attributable to the issuance or delivery of shares of Conversion Stock upon conversion of any shares of Preferred Stock, Series B.

                          (h) Reservation of Shares. The Corporation shall reserve at all times, free from preemptive rights, out of its treasury stock or its authorized but unissued shares of Common Stock, or both, solely for the purpose of effecting the conversion of the shares of Preferred Stock, Series B, sufficient shares of Common Stock (or other Conversion Stock, as the case may be) to provide for the conversion of all outstanding shares of Preferred Stock, Series B.

                          (i) Valid Issuance. All shares of Common Stock that may be issued upon conversion of the shares of Preferred Stock, Series B, will upon issuance by the Corporation be duly and validly issued, fully paid and nonassessable and free from all taxes, liens and charges with respect to the issuance thereof, and the Corporation shall take no action that will cause a contrary result.

         (4)     Dividends.

                 (a) Payment of Dividends. The holders of shares of Preferred Stock, Series B, shall be entitled to receive, when, if and as declared by the Board of Directors, quarterly cash dividends, commencing with the date of issue of such shares, at an aggregate rate of $1.85 per share per annum consisting of a Base Dividend at an aggregate rate of $0.2678575 per year ("Base Dividend") and an Excess Dividend at the rate of $1.5821425 per year ("Excess Dividend"), payable on the first day of January, April, July and October of each year; provided, however, that the aggregate quarterly cash Base Dividends declared in respect of the Preferred Stock, Series B, shall be pari passu with the dividends declared in respect of the Preferred Stock, Series C, as and to the extent set forth in subparagraph 4(c) below. The Base Dividend for any quarterly period must be declared in full before an Excess Dividend may be declared for such period. In the case of the Preferred Stock, Series B, any dividend with respect thereto shall be cumulative from the date of issuance of any such shares, and the initial quarterly dividend on such shares shall be prorated for the period from the date of issuance through the first day on which dividends are payable. Any payment of dividends shall be made to the record holders on the date of payment. The Board of Directors shall declare each quarterly dividend declared such that it can be timely paid if the Corporation has funds legally available therefor. References to funds legally available for payment of dividends refer to funds that the Corporation may legally use to pay dividends on shares of its issue. The aggregate dividend rate of $1.85 per year shall be appropriately adjusted to reflect





TEXT OF ARTICLES OF AMENDMENT                                            PAGE 12
         any stock dividend, split-up or reverse stock split with respect to the shares of the Preferred Stock, Series B.

                 (b) Dividend Preference. With respect to Base Dividends, the Preferred Stock, Series B, shall be pari passu with the Preferred Stock, Series C, as and to the extent set forth in paragraph 4(c) below. Whenever there are any declared but unpaid and overdue dividends on shares of Preferred Stock, Series B, or Preferred Stock, Series C, or if the Board of Directors has failed to declare any quarterly cash dividends thereon, and such failure has not been cured by a subsequent declaration of a cumulative dividend, no dividends whatsoever, whether in cash, stock or otherwise (except for dividends paid in shares of "junior stock" as defined herein), shall be paid or declared on, any junior stock, nor shall any shares of junior stock be purchased, redeemed, retired or otherwise acquired for valuable consideration by the Corporation. The term "junior stock" as used herein shall mean the Common Stock and all other shares of stock of the Corporation by their terms ranking junior to the Preferred Stock, Series B, and the Preferred Stock, Series C, as to dividends. Subject to the foregoing provisions, such dividends (payable in cash, property or junior stock) as may be determined by the Board of Directors may be declared and paid from time to time on the shares of any junior stock without any right of participation therein by the holders of Preferred Stock, Series B.

                 (c) Pari Passu. The phrase "pari passu", when used with reference to the declaration of Base Dividends, shall mean that the proportion of full quarterly Base Dividends declared in any quarterly period in respect of the Preferred Stock, Series B, shall not exceed the proportion of full quarterly dividends declared in the same quarterly period in respect of the Preferred Stock, Series C. As a result, if the aggregate amount determined by the Board of Directors to be declared as a dividend is not sufficient to pay both the full quarterly Base Dividends in respect of the Preferred Stock, Series B, and the full quarterly dividend in respect of the Preferred Stock, Series C, then the amount of Base Dividends and Preferred Stock, Series C, dividends declared, respectively, shall be determined as follows:

                          (i) The aggregate amount determined by the Board of Directors to be declared as a dividend is hereafter referred to as the "Quarterly Dividend Fund."

                          (ii) The full quarterly Base Dividend in respect of the Preferred Stock, Series B, is $0.06696425 (subject to adjustment as provided in paragraph 4(a) above) per share multiplied by the number of outstanding shares of Preferred Stock, Series B, and is hereafter referred to as the "Series B Quarterly Base Amount."

                          (iii) The full quarterly dividend in respect of the Preferred Stock, Series C, is $0.625 (subject to adjustment as provided in the resolutions designating Preferred Stock, Series C)





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
                 per share multiplied by the number of outstanding shares of Preferred Stock, Series C, and is hereafter referred to as the "Series C Quarterly Amount."

                          (iv) The portion of the Quarterly Dividend Fund that shall be declared as a Base Dividend in respect of the Preferred Stock, Series B, shall be determined by the ratio that (a) the Series B Quarterly Base Amount bears to (b) the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount.

                          (v) The portion of the Quarterly Dividend Fund that shall be declared as a dividend in respect of the Preferred Stock, Series C, shall be determined by the ratio that (a) the Series C Quarterly Amount bears to (b) the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount.

                          (vi) If the Quarterly Dividend Fund exceeds the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount, then the Board of Directors may declare Excess Dividends in respect of the Preferred Stock, Series B.

         (5)     Liquidation.

                 Upon any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, after the Corporation has paid, satisfied or discharged its liabilities and obligations or has made adequate provision therefor, after declaration and payment of any cumulative declared but unpaid and overdue dividends on the Preferred Stock, Series B, and any other capital stock with respect to which there are cumulative declared but unpaid and overdue dividends, and after the payment of all liquidating distributions to be made to the holders of Preferred Stock, Series A, the holders of the Preferred Stock, Series B, shall be entitled to receive out of the remaining net assets of the Corporation, exclusively the amount of $5.00 in cash for each share of Preferred Stock, Series B, plus an amount equal to all dividends declared and unpaid on each such share up to the date fixed for distribution ("Liquidation Payment"), before any distribution shall be made to the holders of any other stock of the Corporation as to the distribution of assets upon liquidation, other than Preferred Stock, Series C, which shall rank pari passu as to liquidation preference rights with Preferred Stock, Series B. The holders of Preferred Stock, Series B, shall not otherwise participate in the distribution of assets upon liquidation. If the assets of the Corporation are insufficient to permit the payment of the full preferential amounts payable to the holders of the Preferred Stock, Series B, and of any other series of preferred stock ranking on a parity with the Preferred Stock, Series B, as to distributions upon liquidation, (including the Preferred Stock, Series C) then the assets available for distribution to holders of the Preferred Stock, Series B and the holders of such other series of preferred stock ranking on a parity with the Preferred Stock, Series B (including the Preferred Stock, Series C) as to





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
         distributions of assets on liquidation shall be distributed ratably to the holders of the Preferred Stock, Series B, and the holders of all such other series of preferred stock ranking on a parity with the Preferred Stock, Series B, as to distributions of assets on liquidation in proportion to the preferential amounts payable on their respective shares upon liquidation. The Preferred Stock, Series B, shall be deemed to rank on a parity with the Preferred Stock, Series C, in the distribution of assets upon liquidation. A consolidation, merger, sale of assets or the reduction of capital stock of the Corporation shall not be deemed to be a liquidation, dissolution or winding up of the Corporation within the meaning of this Section (5).

         (6)     Retirement of Shares.

                 Shares of Preferred Stock, Series B, that have been issued and converted, repurchased or reacquired in any manner by the Corporation shall be cancelled and shall not be reissued.

         (7)     Restrictions on Certain Actions Affecting Preferred Stock,
                 Series B.

                          (a) So long as any shares of Preferred Stock, Series B, are outstanding, the Corporation will not amend, alter or repeal any of the provisions of its Articles of Incorporation so as to affect adversely the preferences, special rights or powers of the holders of the Preferred Stock, Series B, without the consent given in writing without a meeting, or the affirmative vote given in person or by proxy at a meeting called for the purpose, by the holders of at least two-thirds of the shares of Preferred Stock, Series B, then outstanding.

                          (b) So long as any shares of Preferred Stock, Series B, are outstanding, the Corporation will not authorize or create any class or series of stock ranking, either as to payment of dividends or distribution of assets, prior to the Preferred Stock, Series B, or increase the authorized amount of preferred or any other class or series of capital stock of the Corporation ranking, either as to payment of dividends or distribution of assets on a parity with the Preferred Stock, Series B, without the consent given in writing without a meeting, or the affirmative vote given in person or by proxy at a meeting called for the purpose, by the holders of at least two-thirds of the shares of Preferred Stock, Series B, then outstanding.





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
                         F.  PREFERRED STOCK, SERIES C

         (1)     Designation and Number.

                 A series of Preferred Stock is established and designated "Preferred Stock, Series C"; the number of shares of the Preferred Stock, Series C which the Corporation shall be authorized to issue is 300,000.

         (2)     Voting.

                 The holders of Preferred Stock, Series C shall not be entitled to any voting rights except as required by the Texas Business Corporation Act or as provided in the Articles of Incorporation.

         (3)     Conversion

                 Preferred Stock, Series C, shall not be convertible.

         (4)     Dividends.

                          (a) Payment of Dividends. The holders of shares of Preferred Stock, Series C, shall be entitled to receive, when, if and as declared by the Board of Directors, quarterly cash dividends, commencing with the date of issue of such shares, at the rate of $2.50 per share per annum, payable on the first day of January, April, July and October of each year; provided, however, that the aggregate quarterly cash dividends declared in respect of the Preferred Stock, Series C, shall be pari passu with the Base Dividends declared in respect of the Preferred Stock, Series B, as and to the extent set forth in subparagraph 4(c) below. In the case of the Preferred Stock, Series C, any dividend with respect thereto shall be cumulative from the date of issuance of any such shares, and the initial quarterly dividend on such shares shall be prorated for the period from the date of issuance through the first day on which dividends are payable. Any payment of preferred dividends shall be to the record holders on the date of payment. The Board of Directors shall declare each quarterly dividend declared such that it can be timely paid if the Corporation has funds legally available therefor. References to funds legally available for payment of preferred dividends refer to funds that the Corporation may legally use to pay dividends on shares of its issue. The dividend rate of $2.50 per year shall be appropriately adjusted to reflect any stock dividend, split-up or reverse stock split with respect to the shares of the Preferred Stock, Series C.





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
                          (b) Dividend Preference. With respect to Base Dividends declared in respect of the Preferred Stock, Series B, the Preferred Stock, Series C, shall be pari passu with the Preferred Stock, Series B, as and to the extent set forth in paragraph 4(c) below. Whenever there are any declared but unpaid and overdue preferred dividends owing on shares of Preferred Stock, Series C, or Preferred Stock, Series B, or if the Board of Directors has failed to declare any quarterly cash dividends thereon, and such failure has not been cured by a subsequent declaration of a cumulative dividend, no dividends whatsoever, whether in cash, stock or otherwise shall be paid or declared on, any other junior stock, nor shall any shares of junior stock be purchased, redeemed, retired or otherwise acquired for valuable consideration by the Corporation. The term "junior stock" as used herein shall mean Preferred Stock, Series B, and all other shares of capital stock of the Corporation by their terms ranking junior to the Preferred Stock, Series C, and the Preferred Stock, Series B, as to dividends. Subject to the foregoing provisions, such dividends (payable in cash, property or junior stock) as may be determined by the Board of Directors may be declared and paid from time to time on the shares of any junior stock without any right of participation therein by the holders of Preferred Stock, Series C.

                          (c) Pari Passu. The phrase "pari passu", when used with reference to the declaration of dividends, shall mean that the proportion of full quarterly dividends declared in any quarterly period in respect of the Preferred Stock, Series C, shall not exceed the proportion of full quarterly Base Dividends declared in the same quarterly period in respect of the Preferred Stock, Series B. As a result, if the aggregate amount determined by the Board of Directors to be declared as a dividend is not sufficient to pay both the full quarterly Base Dividends in respect of the Preferred Stock, Series B, and the full quarterly dividend in respect of the Preferred Stock, Series C, then the amount of Base Dividends and Preferred Stock, Series C, dividends declared, respectively, shall be determined as follows:

                                  (i)      The aggregate amount determined by
                          the Board of Directors to be declared as a dividend is hereafter referred to as the "Quarterly Dividend Fund."

                                  (ii)     The full quarterly Base Dividend in
                          respect of the Preferred Stock, Series B, is $0.06696425 (subject to adjustment as provided in the resolutions designating Preferred Stock, Series B) per share multiplied by the number of





TEXT OF ARTICLES OF AMENDMENT                                            PAGE 17
                          outstanding shares of Preferred Stock, Series B, and is hereafter referred to as the "Series B Quarterly Base Amount."

                                  (iii)    The full quarterly dividend in
                          respect of the Preferred Stock, Series C, is $0.625 (subject to adjustment as provided in paragraph 4(a) above) per share multiplied by the number of outstanding shares of Preferred Stock, Series C, and is hereafter referred to as the "Series C Quarterly Amount."

                                  (iv)     The portion of the Quarterly
                          Dividend Fund that shall be declared as a Base Dividend in respect of the Preferred Stock, Series B, shall be determined by the ratio that (a) the Series B Quarterly Base Amount bears to (b) the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount.

                                  (v)      The portion of the Quarterly
                          Dividend Fund that shall be declared as a dividend in respect of the Preferred Stock, Series C, shall be determined by the ratio that (a) the Series C Quarterly Amount bears to (b) the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount.

                                  (vi)     If the Quarterly Dividend Fund
                          exceeds the sum of the Series B Quarterly Base Amount and the Series C Quarterly Amount, then the Board of Directors may declare Excess Dividends in respect of the Preferred Stock, Series B.

         (5)     Callable.

                          (a) The shares of Preferred Stock, Series C, may be called for redemption by the Corporation in whole or in part from time to time at any time in accordance with paragraph (5)(b) below and at the option of the Board of Directors at a price ("Base Price") equal to the difference between (i) $26.35 per share and (ii) the aggregate amount of all dividends paid by the Corporation in respect of such shares through the date fixed for the payment in redemption ("Redemption Date").

                          (b) Redemption is exercisable by the Board of Directors of the Corporation upon 30 days' notice by mail to the holders of





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
                 such shares as are to be redeemed, by paying therefor in cash the Base Price for the shares which are to be redeemed together with a sum equal to the amount of all accumulated and unpaid dividends thereon at the dividend rate fixed therefor to the Redemption Date. If at any time less than the whole of the Preferred Stock, Series C, then outstanding shall be called for redemption, the particular shares called for redemption shall be determined by lot or by such other equitable method as may be determined by the Board of Directors. If, on the Redemption Date, funds necessary for such redemption shall have been set aside by the Corporation, separate and apart from its other funds, in trust for the pro rata benefit of the holders of the Preferred Stock, Series C, so called for redemption, then, notwithstanding that any certificate for shares so called for redemption shall not have been surrendered for cancellation, the shares so called for redemption shall no longer be deemed to be outstanding, the right to receive dividends thereon shall cease to accrue from and after the date so fixed for redemption, and all rights of holders of Preferred Stock, Series C, so called for redemption shall forthwith after such redemption date cease and terminate, excepting only the right of the holders thereof to receive the redemption price thereof, but without interest; and if, on or before the Redemption Date, the Corporation shall deposit with a bank or trust company in the City of Houston, Texas, having a capital and surplus of at least $100,000,000 according to its last published statement of condition, in trust to be applied to the redemption of the Preferred Stock, Series C, so called for redemption, the funds necessary for such redemption, then, from and after the date fixed as the Redemption Date, the shares so called for redemption shall no longer be deemed to be outstanding and all rights of holders of the shares so called for redemption shall cease and terminate, excepting only the rights of holders thereof to receive the redemption price thereof, but without interest. Any interest accrued on funds so deposited shall be paid to the Corporation from time to time. In case the holders of shares which shall have been called for redemption shall not, within six years after the making of such deposit, claim the amount deposited with respect to the redemption of such shares, the bank or trust company in which such deposit was made shall upon demand pay over to the Corporation such unclaimed amounts and thereupon such bank or trust company shall be relieved of all responsibility in respect thereof to such holder.

         (6)     Liquidation.

                 Upon any liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary, after the Corporation has paid, satisfied or discharged its liabilities and obligations or has made adequate provision therefor,





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
         after declaration and payment of any cumulative declared but unpaid and overdue dividends on the Preferred Stock, Series C, and any other capital stock with respect to which there are cumulative declared but unpaid and overdue dividends, and after the payment of all liquidating distributions to be made to the holders of Preferred Stock, Series A, the holders of the Preferred Stock, Series C, shall be entitled to receive out of the remaining net assets of the Corporation, exclusively the amount of $5.00 in cash for each share of Preferred Stock, Series C, plus an amount equal to all dividends declared and unpaid on each such share up to the date fixed for distribution, including any and all interest thereon ("Liquidation Payment"), before any distribution shall be made to the holders of any other stock of the Corporation as to the distribution of assets upon liquidation, other than Preferred Stock, Series B, which shall rank pari passu as to liquidation preference rights with Preferred Stock, Series C. The holders of Preferred Stock, Series C, shall not otherwise participate in the distribution of assets upon liquidation. If the assets of the Corporation are insufficient to permit the payment of the full preferential amounts payable to the holders of the Preferred Stock, Series C, and of any other series of preferred stock ranking on a parity with the Preferred Stock, Series C, as to distributions upon liquidation (including the Preferred Stock, Series B), then the assets available for distribution to holders of the Preferred Stock, Series C, and the holders of such other series of preferred stock ranking on a parity with the Preferred Stock, Series C (including the Preferred Stock, Series B) as to distributions of assets on liquidation shall be distributed ratably to the holders of the Preferred Stock, Series C, and the holders of all such other series of preferred stock ranking on a parity with the Preferred Stock, Series C, as to distributions of assets on liquidation in proportion to the preferential amounts payable on their respective shares upon liquidation. The Preferred Stock, Series C, shall be deemed to rank on a parity with the Preferred Stock, Series B, in the distribution of assets upon liquidation. A consolidation, merger, sale of assets or the reduction of capital stock of the Corporation shall not be deemed to be a liquidation, dissolution or winding up of the Corporation within the meaning of this Section (6).

         (7)     Retirement of Shares.

                 Shares of Preferred Stock, Series C, that have been repurchased or reacquired in any manner by the Corporation shall be cancelled and shall not be reissued.

         (8)     Restrictions on Certain Actions Affecting Preferred Stock,
                 Series C.

                          (a) So long as any shares of Preferred Stock, Series C, are outstanding, the Corporation will not amend, alter or repeal any of the provisions of its Articles of Incorporation so as to affect adversely the preferences, special rights or powers of the holders of the Preferred Stock, Series C, without the consent given in writing without a meeting, or the affirmative vote given in person or by proxy at a meeting called for the purpose, by the holders of





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                 at least two-thirds of the shares of Preferred Stock, Series
                 C, then outstanding.

                          (b) So long as any shares of Preferred Stock, Series C, are outstanding, the Corporation will not authorize or create any class or series of stock ranking, either as to payment of dividends or distribution of assets, prior to the Preferred Stock, Series C, or increase the authorized amount of preferred or any other class or series of capital stock of the Corporation ranking, either as to payment of dividends or distribution of assets on a parity with the Preferred Stock, Series C, without the consent given in writing without a meeting, or the affirmative vote given in person or by proxy at a meeting called for the purpose, by the holders of at least two-thirds of the shares of Preferred Stock, Series C, then outstanding.





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